Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0		$ 0
Allowance for loan receivable	0		0
Advance to suppliers	0		0
Advance from customer	2,213,847		2,251,072
Company Received Government Subsidies	43,616	$ 0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 62,458,602		$ 53,946,205